Net Interest Income - Summary of Interest Income, Interest Expense and Net Interest Income (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Interest income
Due from financial institutions measured at fair value through profit or loss	₩ 3,186		₩ 1,723	₩ 649
Securities measured at fair value through profit or loss	860,271		579,128	647,840
Loans measured at fair value through profit or loss	12,933		9,537	10,876
Securities measured at fair value through other comprehensive income	1,079,548		784,980	719,434
Loans measured at fair value through other comprehensive income	10,612		4,618	7,899
Due from financial institutions measured at amortized cost	157,913		66,375	92,155
Securities measured at amortized cost	1,120,608		765,656	627,201
Loans measured at amortized cost	17,191,116		12,745,780	12,177,822
Other	352,331		253,081	201,871
Interest income	20,788,518	$ 16,496,467	15,210,878	14,485,747
Interest expenses
Deposits	4,536,373		2,218,556	2,916,794
Borrowings	1,291,380		510,385	572,946
Debentures	1,640,773		1,169,708	1,186,310
Other	207,058		82,657	87,423
Sub-total	7,675,584	6,090,863	3,981,306	4,763,473
Net interest income	₩ 13,112,934	$ 10,405,604	₩ 11,229,572	₩ 9,722,274